PROVISIONS, COMMITMENTS AND CONTINGENCIES - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jun. 27, 2025 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 350
Charged/(credited) to profit or loss:
Additional provisions recognised	33
Unused amounts reversed	(31)
Utilised during the period	(99)
Translation	(3)
Ending balance	250
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	250
Charged/(credited) to profit or loss:
Additional provisions recognised	28
Unused amounts reversed	(2)
Utilised during the period	(95)
Translation	(1)
Ending balance	180
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	100
Charged/(credited) to profit or loss:
Additional provisions recognised	5
Unused amounts reversed	(29)
Utilised during the period	(4)
Translation	(2)
Ending balance	€ 70